Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
Subsequent events were evaluated up to February 7, 2017, which is the date the Financial Statements included in this Annual Report were approved. There are no events to report.

Veldhoven, the Netherlands
February 7, 2017

/s/ Peter T.F.M. Wennink
Peter T.F.M. Wennink
President, CEO and member of the Board of Management

/s/ Wolfgang U. Nickl
Wolfgang U. Nickl
Executive Vice President, CFO and member of the Board of Management